Long-Term Debt And Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt And Lines Of Credit [Abstract]
Debt Outstanding

	December 31,
	2018	2017
Revolver	$89,200	$26,200
Term loan	-	75,000
Total	89,200	101,200
Current portion of term loan	-	(10,000)
Long-term debt	$89,200	$91,200

Interest Paid During Period

2018	$4,178
2017	3,626
2016	3,047

Financial Debt Covenants

Description	Requirement	Chemed

Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA)	< 3.50 to 1.00	0.41 to 1.00

Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated
Fixed Charges)	> 1.50 to 1.00	7.61 to 1.00